UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 725-6666

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual

Report

2004

JUNE 30, 2004

♦	HIGH YIELD BOND FUND

MORNING EDITION.—NEW YORK,
SAGAX.Q
11.93 +.16
SINAX.Q
21.99 +.41
13.02
J. K. RICE, JR. & CO.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

DEAR SHAREHOLDER,

The bond markets pulled back over the last six months amid signs of a strengthening economy, renewed inflationary pressures, and rising interest rates. In general, returns on most sectors of the fixed-income market were flat to slightly negative. (As you know, bond prices typically decline as interest rates rise.) Since January 1, 2004, the yield on the benchmark 30-year Treasury bond jumped from 5.07% to end June at 5.29%, settling back from a peak of 5.56% during May. The Treasury bond’s total return over the entire six months was slightly negative.

Although the U.S. high-yield bond market took on a more tempered tone this year versus 2003, high-yield bonds outpaced most other sectors of the U.S. fixed-income market during the first six months of 2004. Recent improvements in the U.S. economy, notably, the improving labor market and declining corporate default rates, proved favorable for corporate earnings and the corporate bond credit environment. Therefore, despite the volatility in U.S. Treasury markets, the high-yield market has remained healthy from a fundamental perspective (as high-yield bonds tend to be more sensitive to corporate earnings and creditworthiness than to the direction of interest rates). Emerging debt markets started 2004 strong, as markets remained generally calm amid a relatively benign stretch in the U.S. Treasury bond markets and hedge funds joined crossover buyers in adding to their emerging markets debt allocations. However, markets were disrupted in April and May after U.S. Treasury bonds sold off and yields rose following an extremely strong March U.S. jobs report and comments from the Federal Reserve Bank (the “Fed”) about the economy and inflation concerns in the U.S. During turbulent times in the Treasury markets, investors tend to rotate away from emerging market debt toward more liquid fixed-income instruments. Through all of this, underlying emerging market fundamentals, with rare exception, remained strong, and the markets drew some benefit from higher-than-expected global economic growth.

As widely anticipated over recent months, the Fed at the end of June raised its federal funds ratei target to 1.25% from 1.00%, which had been its lowest level in more than 40 years. Although the market fully expected the 25-basis-point hike in the federal funds rate, the wording of the statement following the meeting still generated some anxiety. The Fed reiterated that in would increase rates “at a pace that is likely to be measured” but added, “the Committee will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability.”

The U.S. economy’s quarterly pace of growth continued to advance over the period at a rate that significantly exceeded levels in early 2003.ii Even the U.S. labor market, which generated lackluster results throughout 2003, grew significantly over the period.iii Given the combination of strong gross domestic product (“GDP”)iv results, comments from the Fed about a more robust economy, improvement in job growth and a pick-up in inflation, the economy has appeared to be firing on all cylinders. However, investors’ reaction to the progress of the recovery generated more pronounced concerns about the prospects of rising interest rates.

Concerns about a rising-rate environment exerted pressure on prices of U.S. Treasury bonds, causing their yields to rise sharply, particularly in April. In general, mortgage-backed securities and U.S. Agencies held up slightly better than 10-year U.S. Treasuries on a total return basis over the six-month period.v Short-term U.S. Treasury bills finished in slightly positive territory, also outperforming U.S. Treasury bonds (whose prices are more sensitive to interest rate movements than shorter-term Treasuries due to the bonds’ longer maturities).

PERFORMANCE UPDATE1

Within this environment, the fund performed as follows: For the six months ended June 30, 2004, Class I shares of the Salomon Brothers Variable Series Fund Inc. — High Yield Bond Fund, returned 0.56%. These shares underperformed the fund’s unmanaged benchmark, the Citigroup High Yield Market Index,vi which returned 1.19% for the same period. The fund’s Lipper high current yield variable funds category average returned 1.07% for the same period.2

FUND PERFORMANCE

AS OF JUNE 30, 2004

6 Months

High Yield Bond Fund — Class I Shares	0.56%

Citigroup High Yield Market Index	1.19%

Lipper High Current Yields Variable Funds Category Average	1.07%

30-day SEC Yield	7.41%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

The fund’s yield reflects voluntary fee waivers and reimbursements, which may be reduced or terminated at any time. Without these fee waivers and reimbursements, the fund’s yield would have been 7.30%.

The performance returns set forth above do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the funds.

The 30-day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change. Yields for other share classes will vary.

INFORMATION ABOUT YOUR FUND

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to Citigroup Asset Management’s entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. This internal transfer agent did not provide services to the fund. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

[1]	The fund is an underlying investment option of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation. The fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the fund. Past performance is no guarantee of future results.
[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 88 funds in the fund’s Lipper category including the reinvestment of dividends and capital gains, if any.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer July 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. High yield bonds involve greater credit and liquidity risks than investment grade bonds. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
ii	Source: Based upon gross domestic product data from the Bureau of Economic Analysis.
iii	Based upon data from the U.S. Department of Labor.
iv	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
[v]	Based upon data from Lehman Brothers based upon the respective returns of Lehman sub-indices for each respective class of fixed-income securities. The indices used as source include the Lehman Brothers U.S. Treasury, U.S. Mortgage-Backed Securities Fixed Rate, Corporate (investment grade) and U.S. Agency indices and the Citigroup high-yield market, Treasury, Mortgage and Agency indices. Returns and yields will fluctuate. Past performance is no guarantee of future results.
vi	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.

Schedule of Investments

June 30, 2004 (unaudited)

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 75.8%
Basic Industries — 14.5%
$ 175,000	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	$171,400
175,000	Acetex Corp., Sr. Notes, 10.875% due 8/1/09	192,500
	Airgas, Inc.:
25,000	9.125% due 10/1/11	28,312
50,000	Notes, 7.750% due 9/15/06	53,250
175,000	AK Steel Corp., 7.875% due 2/15/09 (a)	164,500
125,000	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13	143,594
150,000	Applied Extrusion Technologies Inc., Series B, 10.750% due 7/1/11 (a)	98,250
175,000	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (b)	182,219
150,000	Berry Plastics Corp., 10.750% due 7/15/12	167,250
175,000	Bowater Inc., Notes, 6.500% due 6/15/13	165,510
	Buckeye Technologies Inc., Sr. Sub. Notes:
75,000	9.250% due 9/15/08 (a)	73,875
100,000	8.000% due 10/15/10 (a)	92,250
50,000	Compass Mineral Group, Inc., 10.000% due 8/15/11	55,750
200,000	Equistar Chemical L.P., Sr. Notes, 10.625% due 5/1/11	223,000
100,000	FMC Corp., Notes, 7.000% due 5/15/08	104,500
100,000	Hercules Inc., 6.750% due 10/15/29 (b)	96,500
150,000	Huntsman Advanced Materials LLC, Sr. Secured Notes, 11.000% due 7/15/10 (b)	169,875
	Huntsman International LLC:
75,000	9.875% due 3/1/09	81,375
150,000	10.125% due 7/1/09 (a)	153,750
150,000	IMCO Recycling Inc., Sr. Secured Notes, 10.375% due 10/15/10	162,750
150,000	ISP Chemco Inc., Series B, 10.250% due 7/1/11	167,625
125,000	Ispat Inland ULC, Sr. Secured Notes, 9.750% due 4/1/14 (b)	129,375
75,000	Jefferson Smurfit Corp., 8.250% due 10/1/12	78,375
175,000	Koppers Inc., 9.875% due 10/15/13	192,500
175,000	Lyondell Chemical Co., Sr. Secured Notes, 11.125% due 7/15/12 (a)	194,687
75,000	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	84,750
160,000	Millennium America Inc., 9.250% due 6/15/08 (a)	172,800
150,000	Nalco Co., Sr. Sub. Notes, 8.875% due 11/15/13 (b)	157,875
175,000	Newark Group Inc., Sr. Sub. Notes, 9.750% due 3/15/14 (b)	168,438
150,000	NewMarket Corp., 8.875% due 5/1/10	159,000
50,000	OM Group Inc., 9.250% due 12/15/11	51,500
265,000	Plastipak Holdings Inc., 10.750% due 9/1/11	286,200
75,000	Pliant Corp., Sr. Secured Notes, 11.125% due 9/1/09	80,625
175,000	Portola Packaging, Inc., Sr. Notes, 8.250% due 2/1/12 (a)(b)	140,875
170,000	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10 (a)	145,350
	Resolution Performance Products LLC:
50,000	Sr. Notes, 9.500% due 4/15/10	51,750
125,000	Sr. Sub. Notes, 13.500% due 11/15/10 (a)	117,188
	Rhodia S.A.:
	Sr. Notes:
50,000	7.625% due 6/1/10 (a)(b)	45,500
75,000	10.250% due 6/1/10 (a)(b)	76,125
100,000	Sr. Sub. Notes, 8.875% due 6/1/11 (a)(b)	85,000
150,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	141,000
	Stone Container Corp., Sr. Notes:
25,000	9.750% due 2/1/11	27,625
100,000	8.375% due 7/1/12	105,000
150,000	Tekni-Plex Inc., Sr. Secured Notes, 8.750% due 11/15/13 (b)	144,000
250,000	Tembec Industries Inc., 8.625% due 6/30/09	254,375
75,000	United Agriculture Products, Sr. Notes, 8.250% due 12/15/11 (b)	84,000

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Face Amount	Security	Value
Basic Industries — 14.5% (continued)
$ 75,000	Westlake Chemical Corp., 8.750% due 7/15/11	$81,750
150,000	Wolverine Tube Inc., Sr. Notes, 7.375% due 8/1/08 (b)	147,750

		6,151,448

Consumer Cyclicals — 6.8%
175,000	AMF Bowling Worldwide, Inc., Sr. Sub. Notes, 10.000% due 3/1/10 (b)	180,250
200,000	Cinemark, Inc., Sr. Discount Notes, (zero coupon until 3/15/09, 9.750% thereafter), due 3/15/14 (b)(c)	131,500

125,000	CKE Restaurants Inc., 9.125% due 5/1/09	130,625
100,000	Cole National Group, Inc., Sr. Sub. Notes, 8.625% due 8/15/07	101,500
150,000	CSK Auto Inc., 7.000% due 1/15/14 (b)	143,625
150,000	Equinox Holdings Inc., Sr. Notes, 9.000% due 12/15/09 (a)(b)	150,000
125,000	Eye Care Centers of America, 9.125% due 5/1/08	126,875
23,000	Felcore Lodging L.P., 9.500% due 9/15/08	24,380
400,000	Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 6/1/12 (b)	417,000
80,000	Host Marriott Corp., Series B, 7.875% due 8/1/08	82,400
	Host Marriott L.P.:
25,000	Series E, 8.375% due 2/15/06	26,500
50,000	Series I, 9.500% due 1/15/07	54,875
150,000	Interface Inc., Sr. Sub. Notes, 9.500% due 2/1/14 (b)	150,000
50,000	John Q. Hammons Hotels, L.P., First Mortgage, Series B, 8.875% due 5/15/12	54,500
125,000	Leslie’s Poolmart, Sr. Notes, Series B, 10.375% due 7/15/08	128,125
	Levi Strauss & Co.:
50,000	Notes, 7.000% due 11/1/06 (a)	46,937
	Sr. Notes:
65,000	11.625% due 1/15/08 (a)	64,025
110,000	12.250% due 12/15/12	108,900
	Meristar Hospitality Corp.:
50,000	9.000% due 1/15/08	50,750
125,000	9.125% due 1/15/11	126,875
50,000	Petco Animal Supplies, Inc., Sr. Sub. Notes, 10.750% due 11/1/11	56,250
150,000	Prime Hospitality Corp., Sr. Sub. Notes, Series B, 8.375% due 5/1/12	155,625
	Saks Inc.:
50,000	9.875% due 10/1/11	58,375
35,000	7.000% due 12/1/13	34,738
200,000	Sbarro Inc., 11.000% due 9/15/09 (a)	176,000
100,000	Tommy Hilfiger U.S.A. Inc., 6.850% due 6/1/08	100,625

		2,881,255

Consumer Non-Cyclicals — 14.4%
150,000	aaiPharma Inc., 11.500% due 4/1/10 (a)	126,000
75,000	Ahold Finance USA Inc., Notes, 8.250% due 7/15/10	79,500
165,502	Ahold Lease USA Inc., Series A-1, 7.820% due 1/2/20	163,537
150,000	Ameripath Inc., 10.500% due 4/1/13 (a)	152,250
150,000	Ameristar Casinos Inc., 10.750% due 2/15/09	171,750
58,000	Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08 (a)	58,870
75,000	Athena Neurosciences Finance LLC, 7.250% due 2/21/08	75,000
175,000	Boyd Gaming Corp., Sr. Sub. Notes, 6.750% due 4/15/14 (b)	165,812
50,000	Brown Jordan International Inc., Series B, 12.750% due 8/15/07	41,500
	Caesars Entertainment, Inc.:
100,000	Sr. Notes, 7.000% due 4/15/13	101,250
	Sr. Sub. Notes:
50,000	9.375% due 2/15/07	54,437
100,000	8.125% due 5/15/11	106,625
150,000	Coast Hotels & Casinos Inc., 9.500% due 4/1/09	158,250
68,369	Dade Behring Holdings Inc., 11.910% due 10/3/10	78,624

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Face Amount	Security	Value
Consumer Non-Cyclicals — 14.4% (continued)
$ 75,000	Del Monte Corp., Series B, 9.250% due 5/15/11	$82,312
	Doane Pet Care Co.:
25,000	10.750% due 3/1/10	26,500
150,000	Sr. Sub. Notes, 9.750% due 5/15/07 (a)	139,125
75,000	Extendicare Health Services Inc., 9.500% due 7/1/10	83,625
175,000	FTD Inc., 7.750% due 2/15/14	163,187
100,000	Genesis Healthcare Corp., Sr. Sub. Notes, 8.000% due 10/15/13 (b)	102,500
125,000	Herbst Gaming, Inc., Sr. Sub. Notes, 8.125% due 6/1/12 (b)	127,344
165,000	Home Interiors & Gifts Inc., 10.125% due 6/1/08	164,175
175,000	IASIS Healthcare Corp., Sr. Sub. Notes, 8.750% due 6/15/14 (b)	179,813
100,000	Icon Health & Fitness, 11.250% due 4/1/12	109,500
150,000	Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.000% due 11/15/10 (b)	167,250
75,000	Insight Health Services Corp., Series B, 9.875% due 11/1/11	80,625
185,000	Jafra Cosmetics International Inc., 10.750% due 5/15/11	207,200
150,000	Kerzner International Ltd., 8.875% due 8/15/11	160,875
	MGM MIRAGE:
125,000	9.750% due 6/1/07	137,187
50,000	8.375% due 2/1/11 (a)	52,500
50,000	Nash Finch Co., Series B, 8.500% due 5/1/08 (a)	50,063
	Pinnacle Entertainment Inc.:
100,000	8.750% due 10/1/13 (a)	99,750
50,000	Sr. Sub. Notes, 8.250% due 3/15/12 (b)	48,125
225,000	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (b)	218,250
175,000	Playtex Products Inc., 9.375% due 6/1/11 (a)	171,062
75,000	PPC Escrow Corp., Sr. Sub. Notes, 9.250% due 11/15/13	80,250
125,000	Premier International Foods PLC, Sr. Notes, 12.000% due 9/1/09	134,063
	Rite Aid Corp.:
195,000	11.250% due 7/1/08 (a)	215,963
25,000	Notes 7.125% due 1/15/07 (a)	25,688
100,000	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14 (b)	101,000
150,000	Simmons Co., Sr. Sub. Notes, 7.875% due 1/15/14 (b)	153,750
175,000	Station Casinos Inc., Sr. Sub. Notes, 6.875% due 3/1/16	169,313
50,000	Swift & Co., 10.125% due 10/1/09	53,625
50,000	Sybron Dental Specialties Inc., 8.125% due 6/15/12	53,750
	Tenet Healthcare Corp.:
200,000	Notes, 7.375% due 2/1/13 (a)	182,000
	Sr. Notes:
75,000	6.500% due 6/1/12	65,625
75,000	6.875% due 11/15/31	59,250
75,000	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (b)	78,750
120,000	United Industries Corp., Series D, 9.875% due 4/1/09	125,400
150,000	Valeant Pharmaceuticals, Sr. Notes, 7.000% due 12/15/11 (b)	147,000
175,000	Vanguard Health Systems Inc., 9.750% due 8/1/11	190,313
100,000	Venetian Casino Resort LLC, 11.000% due 6/15/10	116,000
50,000	Vicar Operating Inc., 9.875% due 12/1/09	55,250

		6,111,363

Energy — 8.1%
100,000	BRL Universal Equipment 2001 A, L.P., Sr. Secured Notes, 8.875% due 2/15/08	107,625
275,000	Chesapeake Energy Corp., Sr. Notes, 7.500% due 6/15/14 (b)	284,625
	Dynegy Holdings Inc.:
	Debentures:
225,000	7.125% due 5/15/18	176,625
250,000	7.625% due 10/15/26	195,000
150,000	Sr. Secured Notes, 9.875% due 7/15/10 (b)	162,000

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Face Amount	Security	Value
Energy — 8.1% (continued)
	EL Paso Corp.:
$ 275,000	Notes, 7.875% due 6/15/12	$248,187
300,000	Sr. Notes, 7.800% due 8/1/31	242,250
200,000	Exco Resources, Inc., 7.250% due 1/15/11	204,000
225,000	Forest Oil Corp., Sr. Notes, 8.000% due 12/15/11 (a)	242,437
	Hanover Compress Co.:
150,000	8.625% due 12/15/10	156,000
125,000	Sub. Notes, zero coupon due 3/31/07	99,375
250,000	Magnum Hunter Resources, Inc., 9.600% due 3/15/12 (a)	276,250
100,000	Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due 4/15/11	110,000
25,000	Pride International Inc., Sr. Notes, 10.000% due 6/1/09	26,500
100,000	Stone Energy Corp., Sr. Sub. Notes, 8.250% due 12/15/11	104,750
175,000	Vintage Petroleum, Inc., Sr. Sub. Notes, 7.875% due 5/15/11	180,250
170,000	Westport Resources Corp., 8.250% due 11/1/11	193,163
	Williams Cos., Inc.:
	Notes:
75,000	7.625% due 7/15/19	72,563
125,000	7.875% due 9/1/21	120,938
75,000	8.750% due 3/15/32	75,375
150,000	Sr. Notes, 8.625% due 6/1/10	165,750

		3,443,663

Financial Services — 0.0%
123,463	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/12 (d)	—

Housing Related — 1.0%
125,000	Associated Materials Inc., 9.750% due 4/15/12	139,375
100,000	Norcraft Cos. L.P., Sr. Sub. Notes, 9.000% due 11/1/11 (b)	106,000
175,000	Ply Gem Industries, Inc., Sr. Sub. Notes, 9.000% due 2/15/12 (b)	179,375

		424,750

Manufacturing — 5.8%
275,000	Alliant Techsystems Inc., 8.500% due 5/15/11	298,375
200,000	Blount Inc., 13.000% due 8/1/09	215,250
75,000	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (b)	79,125
150,000	General Binding Corp., 9.375% due 6/1/08	155,812
175,000	Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (b)	175,000
75,000	Keystone Automotive Operations, Inc., 9.750% due 11/1/13 (b)	80,625
125,000	Kinetek, Inc., Sr. Notes, Series D, 10.750% due 11/15/06	106,875
100,000	L-3 Communications Corp., 7.625% due 6/15/12	106,000
50,000	NMHG Holding Co., 10.000% due 5/15/09	55,250
75,000	Park-Ohio Industries Inc., Sr. Sub. Notes, 9.250% due 12/1/07	76,687
125,000	Rexnord Corp., 10.125% due 12/15/12	138,125
150,000	Sensus Metering Systems Inc., Sr. Sub. Notes, 8.625% due 12/15/13 (b)	144,750
	Sequa Corp., Sr. Notes:
75,000	9.000% due 8/1/09	80,062
75,000	Series B, 8.875% due 4/1/08	79,313
	Tenneco Automotive Inc., Series B:
75,000	11.625% due 10/15/09	81,000
50,000	Sr. Secured Notes, 10.250% due 7/15/13	56,750
	Terex Corp.:
75,000	9.250% due 7/15/11	82,125
75,000	Series B, 10.375% due 4/1/11	84,000
189,000	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	214,043
125,000	Wesco Distribution Inc., Series B, 9.125% due 6/1/08	129,219

		2,438,386

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Face Amount	Security	Value
Media — 8.4%
$ 175,000	Atlantic Broadband Finance LLC, Sr. Sub. Notes, 9.375% due 1/15/14 (b)	$166,250
	Cablevision Systems Corp., Sr. Notes:
225,000	5.670% due 4/1/09 (a)(b)(c)	231,750
50,000	8.000% due 4/15/12 (b)	49,500
	Charter Communications Holdings LLC:
	Sr. Discount Notes:
145,000	9.920% due 4/1/11	115,275
100,000	Zero coupon until 1/15/05, (11.750% thereafter), due 1/15/10 (c)	80,750
125,000	Zero coupon until 1/15/06, (13.500% thereafter), due 1/15/11 (c)	92,187
450,000	Zero coupon until 5/15/06, (11.750% thereafter), due 5/15/11 (c)	293,625
35,000	Zero coupon until 1/15/07, (12.125% thereafter), due 1/15/12 (c)	21,000
	Sr. Notes:
100,000	8.250% due 4/1/07 (a)	92,000
25,000	10.000% due 5/15/11	19,938
75,000	CSC Holdings Inc., Sr. Sub. Debentures, 10.500% due 5/15/16 (a)	84,563
25,000	Dex Media East LLC, 9.875% due 11/15/09	28,188
325,000	Dex Media Inc., Discount Notes, (zero coupon until 11/15/08, 9.000% thereafter), due 11/15/13 (b)(c)	211,250
75,000	Dex Media Finance West, LLC, Sr. Sub. Notes, Series B, 9.875% due 8/15/13	82,687
75,000	DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	83,344
49,000	EchoStar DBS Corp., Sr. Notes, 9.125% due 1/15/09	53,961
75,000	Granite Broadcasting Corp., Sr. Secured Notes, 9.750% due 12/1/10 (b)	70,125
75,000	Houghton Mifflin Co., Sr. Discount Notes, (zero coupon until 10/15/08, 11.500% thereafter), due 10/15/13 (a)(c)	40,219
	Insight Midwest L.P., Sr. Notes:
25,000	9.750% due 10/1/09 (a)	26,500
110,000	10.500% due 11/1/10	120,450
100,000	Interep National Radio Sales Inc., Series B, 10.000% due 7/1/08	83,500
150,000	Lodgenet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	164,625
80,000	Mediacom Broadband LLC, 11.000% due 7/15/13 (a)	85,600
100,000	Mediacom LLC, Sr. Notes, 9.500% due 1/15/13	97,000
115,000	Nexstar Finance Holdings LLC, Sr. Discount Notes, (zero coupon until 4/1/08, 11.375% thereafter), due 4/1/13 (c)	82,800
150,000	Nextmedia Operating Inc., 10.750% due 7/1/11	168,187
125,000	Radio One Inc., Series B, 8.875% due 7/1/11	137,031
75,000	R.H. Donnelley Finance Corp. I, 10.875% due 12/15/12 (b)	87,375
150,000	Spanish Broadcasting System, 9.625% due 11/1/09	159,000
	Telewest Communications PLC, Sr. Discount Notes:
75,000	9.250% due 4/15/09	36,375
75,000	Zero coupon until 2/1/05, (11.375% thereafter), due 2/1/10 (c)	33,375
25,000	Vertis Inc., Secured Notes, 9.750% due 4/1/09	27,000
50,000	Vivendi Universal S.A., Sr. Notes, 9.250% due 4/15/10	59,098
	Yell Finance BV:
130,000	Sr. Discount Notes, (zero coupon until 8/1/06 13.500% thereafter), due 8/1/11 (c)	122,850
23,000	Sr. Notes, 10.750% due 8/1/11 (a)	26,622
200,000	Young Broadcasting Inc., 10.000% due 3/1/11 (a)	204,500

		3,538,500

Services/Other — 2.2%
	Allied Waste North America Inc.:
	Series B:
50,000	8.875% due 4/1/08	55,000
50,000	9.250% due 9/1/12	56,250
225,000	Sr. Notes, 7.375% due 4/15/14 (b)	219,937
50,000	Brand Services Inc., 12.000% due 10/15/12	57,250
	Iron Mountain Inc.:
75,000	8.625% due 4/1/13	79,875
50,000	7.750% due 1/15/15	49,875

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Face Amount	Security	Value
Services/Other — 2.2% (continued)
	Mail-Well I Corp.:
$ 75,000	9.625% due 3/15/12	$81,000
100,000	Sr. Sub. Notes, 7.875% due 12/1/13 (b)	91,500
	Muzak LLC:
50,000	9.875% due 3/15/09 (a)	38,750
125,000	Sr. Notes, 10.000% due 2/15/09	110,625
125,000	Safety-Kleen Services Inc., 9.250% due 6/1/08 (e)	313
75,000	Sitel Corp., 9.250% due 3/15/06	73,875

		914,250

Technology — 2.0%
	Amkor Technology, Inc.:
50,000	Sr. Notes, 7.125% due 3/15/11 (b)	47,125
75,000	Sr. Sub. Notes, 10.500% due 5/1/09	79,125
475,000	Lucent Technologies Inc., Debentures, 6.450% 3/15/29 (a)	369,313
200,000	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	202,000
125,000	Seagate Technology HDD Holdings, 8.000% due 5/15/09	131,250

		828,813

Telecommunications — 6.9%
50,000	ACC Escrow Corp., Sr. Notes, Series B, 10.000% due 8/1/11	43,375
169,000	Alamosa Delware Inc., (zero coupon until 7/31/05, 12.000% thereafter), due 7/31/09 (c)	163,930
	American Tower Corp., Sr. Notes:
185,000	9.375% due 2/1/09	198,412
75,000	7.500% due 5/1/12 (a)(b)	72,937
40,000	American Tower Escrow Corp., Discount Notes, zero coupon due 8/1/08	29,400
150,000	Centennial Communications Corp., Sr. Notes, 8.125% due 2/1/14 (b)	139,875
125,000	Cincinnati Bell Inc., Sr. Sub. Notes, 8.375% due 1/15/14 (a)	111,875
	Crown Castle International Corp.:
50,000	Series B, 7.500% due 12/1/13	50,000
	Sr. Notes:
75,000	9.375% due 8/1/11	82,875
90,000	10.750% due 8/1/11 (a)	101,250
50,000	7.500% due 12/1/13	50,000
	Nextel Communications Inc., Sr. Notes:
150,000	6.875% due 10/31/13	149,438
375,000	7.375% due 8/1/15	380,625
	Qwest Corp.:
100,000	Debentures 8.875% due 6/1/31	97,000
150,000	Notes, 9.125% due 3/15/12 (b)	162,750
	Qwest Services Corp., Notes:
375,000	13.500% due 12/15/10 (b)	437,813
27,000	14.000% due 12/15/14 (b)	32,333
	SBA Communications Corp.:
125,000	Sr. Discount Notes, (zero coupon until 12/15/07 9.750% thereafter), due 12/15/11 (c)	93,125
225,000	Sr. Notes, 10.250% due 2/1/09 (a)	231,750
75,000	Spectrasite Inc., Sr. Notes, 8.250% due 5/15/10	77,625
100,000	Triton PCS Inc., 8.500% due 6/1/13	95,000
125,000	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13	129,375

		2,930,763

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Face Amount	Security	Value
Transportation — 0.4%
	Continental Airlines, Inc., Pass-Through Certificates:
$ 100,000	7.250% due 11/1/05 (a)	$85,301
83,406	6.541% due 9/15/08	71,942

		157,243

Utilities — 5.3%
	The AES Corp.:
	Sr. Notes:
50,000	9.500% due 6/1/09	53,687
150,000	9.375% due 9/15/10	160,687
25,000	7.750% due 3/1/14	24,156
151,000	Allegheny Energy Supply Statutory Trust 2001, Secured Notes, 10.250% due 11/15/07 (b)	163,457
175,000	Calpine Canada Energy Finance ULC, 8.500% due 5/1/08 (a)	116,375
	Calpine Corp.:
200,000	Sr. Secured Notes, 8.500% due 7/15/10 (a)(b)	166,500
	Sr. Notes:
50,000	7.875% due 4/1/08 (a)	32,750
50,000	7.750% due 4/15/09 (a)	32,000
25,000	8.625% due 8/15/10 (a)	16,375
100,000	Calpine Generating Co. LLC, Secured Notes, zero coupon due 4/1/11 (a)(b)(c)	91,000
	Edison Mission Energy, Sr. Notes:
25,000	10.000% due 8/15/08	26,813
125,000	7.730% due 6/15/09	122,188
175,000	9.875% due 4/15/11	183,313
	Mirant Americas Generation Inc., Sr. Notes:
50,000	7.625% due 5/1/06 (e)	38,125
300,000	8.300% due 5/1/11 (a)(e)	226,500
125,000	9.125% due 5/1/31 (e)	94,375
350,000	NRG Energy Inc., Sr. Secured Notes, 8.000% due 12/15/13 (b)	355,250
	Reliant Resources Inc., Sr. Secured Notes:
150,000	9.250% due 7/15/10	160,875
175,000	9.500% due 7/15/13	189,438

		2,253,864

	TOTAL CORPORATE BONDS & NOTES (Cost — $31,639,077)	32,074,298

CONVERTIBLE CORPORATE BONDS — 0.1%
Telecommunications — 0.1%
50,000	American Tower Corp., Notes, 5.000% due 2/15/10 (Cost — $22,593)	49,375

SOVEREIGN BONDS — 18.4%
Argentina — 0.4%
	Republic of Argentina:
115,000	2.438% due 3/31/23	60,950
220,000	6.000% due 3/31/23	112,200

		173,150

Brazil — 5.0%
	Federal Republic of Brazil:
1,659,470	8.000% due 4/15/14	1,521,527
250,000	12.250% due 3/6/30	261,250
50,000	11.000% due 8/17/40	46,887

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Face Amount	Security	Value
Brazil — 5.0% (continued)
$ 211,765	DCB, 2.125% due 4/15/12 (c)	$179,470
57,692	FLIRB, 2.063% due 4/15/09 (c)	51,490
58,826	NMB, 2.125% due 4/15/09 (c)	53,752

		2,114,376

Bulgaria — 0.2%
65,000	Republic of Bulgaria, 8.250% due 1/15/15	75,969

Colombia — 1.0%
	Republic of Colombia:
25,000	9.750% due 4/23/09	26,812
100,000	10.500% due 7/9/10	107,500
75,000	10.000% due 1/23/12	77,812
100,000	10.750% due 1/15/13	107,000
50,000	11.750% due 2/25/20	54,875
50,000	10.375% due 1/28/33	48,563

		422,562

Costa Rica — 0.1%
50,000	Republic of Costa Rica, 8.050% due 1/31/13 (b)	49,125

Dominican Republic — 0.1%
40,000	Dominican Republic, 9.500% due 9/27/06	27,800

Ecuador — 0.8%
380,000	Republic of Ecuador, 12.000% due 11/15/12	338,200

Mexico — 3.4%
	United Mexican States:
10,000	7.500% due 1/14/12	10,785
145,000	6.375% due 1/16/13	144,964
808,000	5.875% due 1/15/14	775,882
470,000	8.300% due 8/15/31	493,500

		1,425,131

Panama — 0.8%
	Republic of Panama:
115,000	9.375% due 1/16/23	117,300
125,000	8.875% due 9/30/27	121,875
25,000	9.375% due 4/1/29	27,687
85,907	PDI, 1.938% due 7/17/16 (c)	73,880

		340,742

Peru — 0.6%
	Republic of Peru:
25,000	9.125% due 2/21/12	25,750
150,000	9.875% due 2/6/15	156,750
50,000	8.750% due 11/21/33	43,937
25,000	FLIRB, 4.500% due 3/7/17 (c)	20,375
22,750	PDI, 5.000% due 3/7/17 (c)	19,508

		266,320

Philippines — 0.8%
	Republic of Philippines:
25,000	9.000% due 2/15/13 (a)	24,797
125,000	9.375% due 1/18/17	126,250
175,000	10.625% due 3/16/25	182,000
33,333	FLIRB, Series B, 2.438% due 6/1/08 (c)	30,916

		363,963

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Face Amount	Security	Value
Russia — 3.5%
	Russian Federation:
$ 115,000	8.250% due 3/31/10	$123,913
135,000	11.000% due 7/24/18	170,775
1,280,000	5.000% due 3/31/30 (c)	1,171,200

		1,465,888

South Africa — 0.1%
	Republic of South Africa:
25,000	9.125% due 5/19/09	29,094
25,000	6.500% due 6/2/14	25,313

		54,407

Turkey — 1.0%
	Republic of Turkey:
125,000	11.500% due 1/23/12	140,313
25,000	11.000% due 1/14/13	27,313
50,000	9.500% due 1/15/14	50,750
170,000	11.875% due 1/15/30	201,450

		419,826

Venezuela — 0.6%
	Republic of Venezuela:
225,000	5.375% due 8/7/10	179,156
75,000	9.375% due 1/13/34	63,094

		242,250

	TOTAL SOVEREIGN BONDS (Cost — $7,549,838)	7,779,709

FOREIGN CORPORATE BOND — 0.3%
Malaysia — 0.3%
100,000	Petronas Capital Ltd., 7.875% due 5/22/22 (Cost — $115,302)	110,195

LOAN PARTICIPATIONS (c)(f) — 1.0%
438,665	Kingdom of Morocco, Tranche A, 2.031% due 1/2/09 (C.S. First Boston Corp., Merrill Lynch, Pierce, Fenner & Smith Inc., J.P. Morgan Chase & Co. and UBS Financial Services Inc.) (Cost — $421,671)	432,085

Shares
COMMON STOCK (g) — 1.1%
4,310	Continental AFA Dispensing Co. (d)	23,705
2,972	NTL Inc.	171,247
2,533	SpectraSite, Inc.	109,476
22,438	United Global Com Inc., Class A Shares (a)	162,900

	TOTAL COMMON STOCK (Cost — $450,120)	467,328

ESCROW SHARES (d)(g) — 0.0%
100,000	Breed Technologies Inc.	0
125,000	Imperial Sugar Co.	0
75,000	Pillowtex Corp.	0
52,961	Vlassic Foods International Inc.	4,766

	TOTAL ESCROW SHARES (Cost — $0)	4,766

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Shares	Security	Value
PREFERRED STOCK — 0.7%
213	Alamosa Holdings Inc., Series B, 7.500% due 7/31/13 (a)	$123,620
6,000	Delphi Trust I, 8.250% due 10/15/33	153,600
	TCR Holding Corp.:
219	Class B Shares (d)(g)	0
121	Class C Shares (d)(g)	0
318	Class D Shares (d)(g)	0
658	Class E Shares (d)(g)	1

	TOTAL PREFERRED STOCK (Cost — $228,903)	277,221

Warrants
WARRANTS (d)(g) — 0.0%
40	American Tower Escrow Corp., (Exercise price of $0.01 per share expiring 8/1/08. Each warrant exercisable for 14.095 shares of common stock.)	7,620
114,832	ContiFinancial Corp., Units of Interest, (Represents interests in a trust in the liquidation of ContiFinancial Corp. and its affiliates.)	2,297
504	Pillowtex Corp., Expire 11/24/09	0

	TOTAL WARRANTS (Cost — $4,707)	9,917

Face Amount
REPURCHASE AGREEMENT — 2.6%
$1,105,000	Morgan Stanley dated 6/30/04, 1.500% due 7/1/04; Proceeds at maturity — $1,105,046; (Fully collateralized by Federal National Mortgage Association Notes and Bonds, 0.000% to 7.250% due 9/15/04 to 11/15/30; Market value — $1,127,100) (Cost — $1,105,000)	1,105,000

	TOTAL INVESTMENTS — 100.0% (Cost — $41,537,211*)	$42,309,894

LOANED SECURITIES COLLATERAL
5,988,663	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $5,988,663)	$5,988,663

(a)	All or a portion of this security is on loan.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(c)	Rate shown reflects rate in effect at June 30, 2004 on instrument with variable rates or step coupon rates.
(d)	Securities valued in accordance with fair value procedures.
(e)	Security is currently in default.
(f)	Participation interest acquired through financial institutions indicated parenthetically.
(g)	Non-income producing securities.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

FLIRB	—	Front-Loaded Interest Reduction Bonds
DCB	—	Debt Conversion Bond
NMB	—	New Money Bond
PDI	—	Past Due Interest

See Notes to Financial Statements.

Statement of Assets and Liabilities

June 30, 2004 (unaudited)

ASSETS:
Investments, at value (Cost — $41,537,211)	$42,309,894
Loaned securities collateral, at value (Cost — $5,988,663) (Note 5)	5,988,663
Cash	385
Receivable for securities sold	109,324
Dividends and interest receivable	913,179

Total Assets	49,321,445

LIABILITIES:
Payable for loaned securities collateral (Note 5)	5,988,663
Payable for securities purchased	161,211
Management fee payable	22,415
Administration fee payable	1,752
Distribution plan fees payable	64
Accrued expenses	32,238

Total Liabilities	6,206,343

Total Net Assets	$43,115,102

NET ASSETS:
Par value of capital shares	$4,530
Capital paid in excess of par value	41,212,673
Undistributed net investment income	1,569,897
Accumulated net realized loss from investment transactions	(444,681)
Net unrealized appreciation of investments	772,683

Total Net Assets	$43,115,102

Shares Outstanding:
Class I	4,411,764

Class II	117,915

Net Asset Value:
Class I (and redemption price)	$9.52

Class II (and redemption price)	$9.52

See Notes to Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2004 (unaudited)

INVESTMENT INCOME:
Interest (Note 5)	$1,760,774
Dividends	19,482

Total Investment Income	1,780,256

EXPENSES:
Management fee (Note 2)	157,379
Custody	24,131
Audit and legal	16,456
Shareholder communications (Note 8)	14,460
Administration fee (Note 2)	10,492
Directors’ fees	5,222
Distribution plan fees (Note 8)	345
Registration fees	249
Transfer agency services (Note 8)	60
Other	2,494

Total Expenses	231,288
Less: Management fee waiver (Note 2)	(21,105)

Net Expenses	210,183

Net Investment Income	1,570,073

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
Realized Gain From Investment Transactions (excluding short-term investments):
Proceeds from sales	10,941,321
Cost of securities sold	10,479,918

Net Realized Gain	461,403

Change in Net Unrealized Appreciation of Investments:
Beginning of period	2,579,768
End of period	772,683

Decrease in Net Unrealized Appreciation	(1,807,085)

Net Loss on Investments	(1,345,682)

Increase in Net Assets From Operations	$224,391

See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2004 (unaudited)

and the Year Ended December 31, 2003

	2004	2003
OPERATIONS:
Net investment income	$1,570,073	$2,353,977
Net realized gain	461,403	854,357
Increase (decrease) in net unrealized appreciation	(1,807,085)	3,087,752

Increase in Net Assets From Operations	224,391	6,296,086

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(13,748)	(2,369,749)

Decrease in Net Assets From Distributions to Shareholders	(13,748)	(2,369,749)

FUND SHARE TRANSACTIONS (NOTE 10):
Net proceeds from sale of shares	7,565,172	30,086,573
Net asset value of shares issued for reinvestment of dividends	13,748	2,369,749
Cost of shares reacquired	(4,473,015)	(17,053,333)

Increase in Net Assets From Fund Share Transactions	3,105,905	15,402,989

Increase in Net Assets	3,316,548	19,329,326
NET ASSETS:
Beginning of period	39,798,554	20,469,228

End of period*	$43,115,102	$39,798,554

* Includes undistributed net investment income of:	$1,569,897	$13,572

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1.  Organization and Significant Accounting Policies

Salomon Brothers Variable High Yield Bond Fund (“Fund”) is a separate diversified investment fund of the Salomon Brothers Variable Series Funds Inc (“Company”); its primary investment objective is to maximize current income and secondarily to seek capital appreciation. The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of this Fund and six other investment funds: Salomon Brothers Variable All Cap Fund, Salomon Brothers Variable Small Cap Growth Fund, Salomon Brothers Variable Large Cap Growth Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable Investors Fund and Salomon Brothers Variable Strategic Bond Fund. The financial statements and financial highlights for the other investment funds are presented in separate shareholder reports. The Fund and each of the investment funds of the Company are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are as follows: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities traded in the over-the-counter market and securities for which no sales price was reported are valued at the mean of the current bid and asked prices; debt securities are valued using either prices or estimates of market values provided by market makers or independent pricing services; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (d) dividend income is recorded on the ex-dividend date; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (i) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are recorded as currency gains or losses; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve the Fund from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involve risk not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

2.  Management Agreement and Transactions with Affiliated Persons

Salomon Brothers Asset Management Inc (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. Under the investment management agreement, the Fund pays an investment management fee calculated at the annual rate of 0.75% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Notes to Financial Statements

(unaudited) (continued)

During the six months ended June 30, 2004, the Fund had a voluntary expense limitation in place of 1.00% of the Fund’s average daily net assets, resulting in a portion of waived management fees of $21,105. This expense limitation can be terminated at any time by SBAM.

Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup, serves as administrator to the Fund. As compensation for its services, the Fund pays SBFM an administration fee calculated at an annual rate of 0.05% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

For the six months ended June 30, 2004, CGM and its affiliates did not receive any brokerage commissions.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3.  Investments

During the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases	$15,466,533

Sales	$10,941,321

At June 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,829,497
Gross unrealized depreciation	(1,056,814)

Net unrealized appreciation	$772,683

4.  Repurchase Agreements

When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5.  Lending of Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash or other liquid securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

Notes to Financial Statements

(unaudited) (continued)

At June 30, 2004, the Fund had loaned securities having a market value of $5,939,032. The Fund received cash collateral amounting to $5,988,663 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended June 30, 2004 was $5,940.

6.  Loan Participations

The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan.

In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

At June 30, 2004, the Fund held loan participations with a total cost of $421,671.

7.  Line of Credit

The Fund, along with other affiliated funds, entered into an agreement with a bank which allows the funds collectively to borrow up to $100 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2004, the commitment fee allocated to the Fund was $807. Since the line of credit was established there have been no borrowings.

8.  Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a distribution fee with respect to its Class II shares calculated at an annual rate of 0.25% of the average daily net assets of the class. For the six months ended June 30, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly were $345, for Class II shares.

For the six months ended June 30, 2004, total Transfer Agency Servicing expenses were as follows:

	Class I	Class II
Transfer Agency Servicing Expenses	$60	—

For the six months ended June 30, 2004, total Shareholder Communication expenses were as follows:

	Class I	Class II
Shareholder Communication Expenses	$14,362	$98

9.  Distributions Paid to Shareholders

For the six months ended June 30, 2004, Class I paid distributions of $13,748 to shareholders from net investment income. Class II did not make any distributions.

Notes to Financial Statements

(unaudited) (continued)

10.  Capital Stock

At June 30, 2004, the Company had 10,000,000,000 shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2004		Year Ended December 31, 2003
	Shares	Amount	Shares	Amount
Class I
Shares sold	674,400	$6,434,426	3,305,612	$30,041,991
Shares issued on reinvestment of dividends	1,445	13,748	250,811	2,369,748
Shares reacquired	(467,681)	(4,457,239)	(1,876,980)	(17,053,332)

Net Increase	208,164	$1,990,935	1,679,443	$15,358,407

Class II*
Shares sold	119,614	$1,130,746	—	—
Shares reacquired	(1,699)	(15,776)	—	—

Net Increase	117,915	$1,114,970	—	—

*	For Class II shares, transactions are for the period February 26, 2004 (inception date) to June 30, 2004.

The Fund created Class II shares on August 30, 2002. Prior to that date, the Fund issued one class of shares, which, as of August 30, 2002, has been designated Class I shares.

11.  Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission (“SEC”) that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management (“CAM”), including its applicable investment advisory companies and Citicorp Trust Bank (“CTB”), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds. CTB did not provide services to the Fund. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB’s entry in 1999 into the transfer agency business, CAM’s retention of, and agreements with an unaffiliated sub transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM’s failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM’s operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. The Fund did not implement the contractual arrangement described above and therefore will not receive any portion of the payment. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.

Financial Highlights

For a share of capital stock outstanding for the year ended December 31, unless otherwise noted:

	Class I
	2004(1)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$9.47		$8.11	$8.13	$8.39	$9.22	$9.58

Income (Loss) From Operations:
Net investment income (2)	0.35		0.72	0.73	0.68	0.83	0.88
Net realized and unrealized gain (loss)	(0.30)		1.24	(0.14)	(0.25)	(0.83)	(0.35)

Total Income From Operations	0.05		1.96	0.59	0.43	—	0.53

Less Distributions From:
Net investment income	(0.00	)*	(0.60)	(0.61)	(0.69)	(0.83)	(0.88)
Capital	—		—	—	—	—	(0.01)

Total Distributions	(0.00	)*	(0.60)	(0.61)	(0.69)	(0.83)	(0.89)

Net Asset Value, End of Period	$9.52		$9.47	$8.11	$8.13	$8.39	$9.22

Total Return (3)	0.56	%‡	24.20%	7.31%	5.14%	(0.02)%	5.56%
Net Assets, End of Period (000s)	$41,992		$39,799	$20,469	$13,728	$9,517	$7,940
Ratios to Average Net Assets:
Expenses (2)(4)	1.00	%†	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	7.48	†	7.86	8.97	9.13	10.19	9.56
Portfolio Turnover Rate	27%		50%	99%	88%	53%	58%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	SBAM has waived all or a portion of its management fee for the six months ended June 30, 2004 and five years ended December 31, 2003. In addition, SBAM has reimbursed the Fund for expenses of $2,475 and $3,983 for the years ended December 31, 2000 and 1999, respectively. If such fees were not waived and expenses not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:

	Decreases to Net Investment Income Per Share		Expense Ratios Without Fee Waivers and/or Reimbursements
2004	$0.00	*	1.10	%†
2003	0.03		1.27
2002	0.04		1.52
2001	0.04		1.57
2000	0.06		1.78
1999	0.07		1.80

(3)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns may also reflect a voluntary expense limitation imposed by SBAM to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated. Past performance is no guarantee of future results.
(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Financial Highlights

(continued)

For a share of each class of capital stock outstanding throughout the period:

Class II Shares
2004(1)
Net Asset Value, Beginning of Period	$9.53

Income (loss) From Operations:
Net investment income (2)	0.09
Net realized and unrealized loss	(0.10)

Total Loss From Operations	(0.01)

Less Distributions From:
Net investment income	—
Net realized gains	—

Total Distributions	—

Net Asset Value, End of Period	$9.52

Total Return (3)‡	(0.10)%
Net Assets, End of Period (000s)	$1,123
Ratios to Average Net Assets†:
Expenses (2)(4)	1.25%
Net investment income	7.67
Portfolio Turnover Rate	27%

(1)	For the period February 26, 2004 (inception date) to June 30, 2004 (unaudited).
(2)	SBAM has waived all or a part of its management fees for the period ended June 30, 2004. If such fees were not waived, the per share decrease to net investment income and the actual annualized expense ratio would have been less than $0.00* and 1.39%, respectively.
(3)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns may also reflects a voluntary expense limitation imposed by Salomon Brothers Asset Management Inc to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated. Past performance is no guarantee of future results.
(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.25%.
*	Amount represents less than $0.01.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Salomon Brothers Variable Series Funds Inc

Directors

CAROL L. COLMAN

DANIEL P. CRONIN

LESLIE H. GELB

R. JAY GERKEN, CFA

Chairman

WILLIAM R. HUTCHINSON

RIORDAN ROETT

JESWALD W. SALACUSE

Officers

R. JAY GERKEN, CFA

President and
Chief Executive Officer

ANDREW B. SHOUP

Senior Vice President and
Chief Administrative Officer

FRANCES M. GUGGINO

Chief Financial Officer

and Treasurer

ALAN J. BLAKE

Executive Vice President

JAMES E. CRAIGE, CFA

Executive Vice President

JOHN G. GOODE

Executive Vice President

PETER J. HABLE

Executive Vice President

ROGER M. LAVAN, CFA

Executive Vice President

BETH A. SEMMEL, CFA

Executive Vice President

PETER J. WILBY, CFA

Executive Vice President

GEORGE J. WILLIAMSON

Executive Vice President

ANDREW BEAGLEY

Vice President, Chief
Anti-Money Laundering
Compliance Officer and
Chief Compliance Officer*

JOSEPH T. VOLPE

Controller

ROBERT I. FRENKEL

Secretary and Chief Legal Officer

 *  Chief Compliance Officer as of July 29, 2004.

Investment Manager

Salomon Brothers Asset Management Inc

399 Park Avenue

New York, New York 10022

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

Legal Counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017-3909

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1177 Avenue of the Americas

New York, New York 10036

Salomon Brothers Variable Series Funds Inc

Salomon Brothers Variable High Yield Bond Fund

The Fund is a separate investment fund of the Salomon Brothers Variable Series Funds Inc, a Maryland corporation.

This report is submitted for the general information of the shareholders of Salomon Brothers Variable Series Funds Inc — Salomon Brothers Variable High Yield Bond Fund.

Beginning August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-446-1013 and (2) on the SEC’s web site at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-446-1013 and by visiting the SEC’s web site at www.sec.gov.

399 PARK AVENUE  •  NEW YORK, NEW YORK 10022

04-7038

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Variable Series Funds Inc

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Variable Series Funds Inc

Date: September 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Variable Series Funds Inc

Date: September 9, 2004

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Salomon Brothers Variable Series Funds Inc

Date: September 9, 2004